CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Common Stock	Additional paid-in capital	Accumulated other comprehensive loss	Retained earnings	Total
Balance at Dec. 31, 2018	$ 152	$ 727,562	$ (118,710)	$ 81,849	$ 690,853
Balance (in shares) at Dec. 31, 2018	15,237
Increase (Decrease) in Stockholders' Equity
Net Income				33,443	33,443
Stock compensation		830			830
Net movement in other comprehensive income			288		288
Balance at Mar. 31, 2019	$ 152	728,392	(118,422)	115,292	725,414
Balance (in shares) at Mar. 31, 2019	15,237
Balance at Dec. 31, 2018	$ 152	727,562	(118,710)	81,849	690,853
Balance (in shares) at Dec. 31, 2018	15,237
Increase (Decrease) in Stockholders' Equity
Net Income					63,581
Net movement in other comprehensive income					(830)
Balance at Jun. 30, 2019	$ 154	729,425	(119,540)	145,430	755,469
Balance (in shares) at Jun. 30, 2019	15,373
Balance at Mar. 31, 2019	$ 152	728,392	(118,422)	115,292	725,414
Balance (in shares) at Mar. 31, 2019	15,237
Increase (Decrease) in Stockholders' Equity
Net Income				30,138	30,138
Stock compensation	$ 2	1,033			1,035
Stock compensation (in shares)	136
Net movement in other comprehensive income			(1,118)		(1,118)
Balance at Jun. 30, 2019	$ 154	729,425	(119,540)	145,430	755,469
Balance (in shares) at Jun. 30, 2019	15,373
Balance at Dec. 31, 2019	$ 248	785,274	(116,934)	213,102	881,690
Balance (in shares) at Dec. 31, 2019	24,789
Increase (Decrease) in Stockholders' Equity
Net Income				29,089	29,089
Stock compensation		298			298
Net movement in other comprehensive income			(7,429)		(7,429)
Balance at Mar. 31, 2020	$ 248	785,572	(124,363)	242,191	903,648
Balance (in shares) at Mar. 31, 2020	24,789
Balance at Dec. 31, 2019	$ 248	785,274	(116,934)	213,102	881,690
Balance (in shares) at Dec. 31, 2019	24,789
Increase (Decrease) in Stockholders' Equity
Net Income					67,585
Net movement in other comprehensive income					(59)
Balance at Jun. 30, 2020	$ 248	785,870	(116,993)	280,687	949,812
Balance (in shares) at Jun. 30, 2020	24,789
Balance at Mar. 31, 2020	$ 248	785,572	(124,363)	242,191	903,648
Balance (in shares) at Mar. 31, 2020	24,789
Increase (Decrease) in Stockholders' Equity
Net Income				38,496	38,496
Stock compensation		298			298
Net movement in other comprehensive income			7,370		7,370
Balance at Jun. 30, 2020	$ 248	$ 785,870	$ (116,993)	$ 280,687	$ 949,812
Balance (in shares) at Jun. 30, 2020	24,789